Inventories (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Inventories
Revenue	$ 0	$ 522,166	$ 0
Raw materials and parts	930,651	930,651	182,455
Finished goods	89,449	89,449	67,389
Total inventories	$ 1,020,100	$ 1,020,100	$ 249,844